Inventories, Net - Schedule of Inventories Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Gross inventories	$ 3,612,228	$ 1,467,724
Less: allowance for impairment	(34,303)	(40,008)	$ (218,068)
Inventories, net	$ 3,577,925	$ 1,427,716